Asset retirement obligations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Asset Retirement Obligation Disclosure [Abstract]
Asset retirement obligations

The following table provides a summary of our asset retirement obligation activity:

Liability for asset retirement obligations as of December 31, 2016 (Predecessor)	$72,137
Liabilities incurred in current period	535
Liabilities settled and disposed in current period	(869)
Revisions in estimated cash flows	181
Accretion expense	1,249

Liability for asset retirement obligations as of March 21, 2017 (Predecessor)	$73,233

Fair value fresh-start adjustment	$(2,757)
Liability for asset retirement obligations as of March 21, 2017 (Successor)	$70,476
Liabilities incurred in current period	—
Liabilities settled and disposed in current period	—
Revisions in estimated cash flows	—
Accretion expense	121

Liability for asset retirement obligations as of March 31, 2017 (Successor)	$70,597

Less current portion included in accounts payable and accrued liabilities	6,066

Asset retirement obligations, long-term	$64,531

The following table presents the balance and activity of our asset retirement obligations:

	For the year ended December 31,
	2016	2015
Beginning balance	$48,612	$47,424
Liabilities incurred in current period	3,918	1,861
Liabilities settled or disposed in current period	(2,729)	(6,472)
Revisions in estimated cash flows	18,364	2,139
Accretion expense	3,972	3,660

Asset retirement obligations at end of period	72,137	48,612
Less current portion included in accounts payable and accrued liabilities	6,681	2,178

Asset retirement obligations, long-term	$65,456	$46,434